UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05396

CREDIT SUISSE MID-CAP CORE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2010 to July 31, 2010

Item 1:                   Schedule of Investments

Credit Suisse Mid-Cap Core Fund

Schedule of Investments

July 31, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS (97.9%)
Aerospace & Defense (0.3%)
Alliant Techsystems, Inc.*	1,070	$71,861
American Science and Engineering, Inc.	1,900	150,442
BE Aerospace, Inc.*	2,700	79,380
ITT Corp.	200	9,424
		311,107
Airlines (3.6%)
Airtran Holdings, Inc.*§	13,900	66,998
Alaska Air Group, Inc.*	56,683	2,924,276
Allegiant Travel Co.	200	8,878
Continental Airlines, Inc. Class B*§	3,300	82,566
JetBlue Airways Corp.*§	23,500	151,105
		3,233,823
Auto Components (2.3%)
Autoliv, Inc.*§	26,900	1,545,136
BorgWarner, Inc.*	3,100	135,966
Cooper Tire & Rubber Co.§	500	10,805
Gentex Corp.	3,500	67,445
The Goodyear Tire & Rubber Co.*	27,600	294,492
		2,053,844
Automobiles (0.0%)
Thor Industries, Inc.	900	25,056

Beverages (0.1%)
Hansen Natural Corp.*	1,700	71,213

Biotechnology (2.6%)
Alexion Pharmaceuticals, Inc.*	200	10,872
Cephalon, Inc.*§	25,753	1,461,483
Myriad Genetics, Inc.*	500	7,255
United Therapeutics Corp.*	4,700	229,783
Vertex Pharmaceuticals, Inc.*§	19,500	656,370
		2,365,763
Building Products (0.7%)
Lennox International, Inc.	1,200	52,404
Owens Corning*	18,700	588,676
		641,080
Capital Markets (1.9%)
Affiliated Managers Group, Inc.*	1,100	77,913
Apollo Investment Corp.	18,394	185,779
Eaton Vance Corp.§	3,300	98,868
Federated Investors, Inc. Class B	300	6,366
Greenhill & Co., Inc.§	500	34,025
Invesco, Ltd.	300	5,862
Jefferies Group, Inc.	3,000	74,070
Raymond James Financial, Inc.	2,700	72,036
SEI Investments Co.	3,500	67,130
Waddell & Reed Financial, Inc. Class A	47,290	1,126,921
		1,748,970
Chemicals (4.9%)
Albemarle Corp.	2,200	95,964
Ashland, Inc.	7,800	396,630
Cabot Corp.	1,700	50,150
Celanese Corp. Series A	200	5,618
Cytec Industries, Inc.	1,249	62,350
Huntsman Corp.	4,000	41,880
International Flavors & Fragrances, Inc.	200	9,076
Intrepid Potash, Inc.*§	3,900	94,380

	Number of Shares	Value
COMMON STOCKS
Chemicals
Lubrizol Corp.	36,134	$3,378,168
Minerals Technologies, Inc.	500	26,085
NewMarket Corp.§	200	21,438
Olin Corp.§	2,100	42,630
RPM International, Inc.	3,600	67,572
Sensient Technologies Corp.	1,400	41,244
The Scotts Miracle-Gro Co. Class A	1,155	55,729
Valspar Corp.	2,500	78,525
		4,467,439
Commercial Banks (1.8%)
Associated Banc-Corp.§	4,410	59,932
Bancorpsouth, Inc.§	10,344	151,643
Bank of Hawaii Corp.§	1,200	59,772
BOK Financial Corp.	1,200	58,452
Cathay General Bancorp	2,000	23,520
City National Corp.§	1,200	68,004
Commerce Bancshares, Inc.	1,714	67,103
Cullen/Frost Bankers, Inc.§	2,100	115,941
FirstMerit Corp.	2,508	49,433
Fulton Financial Corp.	29,400	267,834
International Bancshares Corp.§	10,100	175,134
PacWest Bancorp§	800	16,744
Prosperity Bancshares, Inc.	1,000	33,880
SVB Financial Group*§	1,000	43,190
Synovus Financial Corp.§	66,500	174,230
TCF Financial Corp.§	3,000	47,520
Trustmark Corp.§	1,800	39,600
Valley National Bancorp	4,068	59,027
Webster Financial Corp.§	2,000	37,280
Westamerica Bancorp.	700	37,632
Wilmington Trust Corp.§	2,344	23,768
		1,609,639
Commercial Services & Supplies (0.4%)
Clean Harbors, Inc.*	600	37,896
Copart, Inc.*	1,700	61,948
Corrections Corp. of America*	2,945	57,634
Deluxe Corp.§	1,500	30,870
Herman Miller, Inc.§	1,500	25,800
HNI Corp.	1,300	33,592
Mine Safety Appliances Co.§	800	20,040
Rollins, Inc.§	1,300	28,392
Standard Parking Corp.*§	20	341
The Brink’s Co.	1,200	26,280
Waste Connections, Inc.*§	1,900	72,523
		395,316
Communications Equipment (0.5%)
ADC Telecommunications, Inc.*	2,400	30,552
ADTRAN, Inc.§	1,600	50,528
Ciena Corp.*§	2,200	28,798
CommScope, Inc.*	800	16,272
F5 Networks, Inc.*	2,000	175,660
Harris Corp.	400	17,812
Plantronics, Inc.§	1,800	53,946
Polycom, Inc.*	2,300	68,264
Unity Wireless Corp.*	712,201	641
		442,473
Computers & Peripherals (1.2%)
Diebold, Inc.§	1,800	51,516
NCR Corp.*	4,800	65,760

	Number of Shares	Value
COMMON STOCKS
Computers & Peripherals
SanDisk Corp.*	23,100	$1,009,470
		1,126,746
Construction & Engineering (0.6%)
Aecom Technology Corp.*	3,000	72,420
Granite Construction, Inc.§	800	18,600
Jacobs Engineering Group, Inc.*	200	7,314
KBR, Inc.	3,800	85,044
MasTec, Inc.*§	6,300	66,906
The Shaw Group, Inc.*	2,400	76,896
Tutor Perini Corp.*§	500	9,640
URS Corp.*	4,200	169,638
		506,458
Construction Materials (0.1%)
Martin Marietta Materials, Inc.§	1,100	93,940

Consumer Finance (0.1%)
AmeriCredit Corp.*	2,400	57,864

Containers & Packaging (0.5%)
Aptargroup, Inc.	1,800	77,526
Greif, Inc. Class A	900	53,667
Packaging Corp. of America	2,800	67,200
Rock-Tenn Co. Class A	900	47,898
Silgan Holdings, Inc.§	1,200	34,104
Sonoco Products Co.	2,500	81,750
Temple-Inland, Inc.	2,700	54,162
		416,307
Distributors (0.1%)
LKQ Corp.*	2,700	53,406

Diversified Consumer Services (5.6%)
Career Education Corp.*§	34,700	847,721
Corinthian Colleges, Inc.*§	99,300	903,630
DeVry, Inc.	27,400	1,474,120
H&R Block, Inc.	14,700	230,496
Hillenbrand, Inc.	800	17,672
ITT Educational Services, Inc.*§	2,900	234,146
Matthews International Corp. Class A§	800	28,888
Regis Corp.§	1,700	25,891
Service Corp. International	7,200	61,344
Sotheby’s	34,600	938,698
Strayer Education, Inc.§	1,300	311,220
		5,073,826
Diversified Financial Services (0.8%)
Moody’s Corp.§	17,400	409,770
MSCI, Inc. Class A*	9,800	316,246
		726,016
Diversified Telecommunication Services (0.1%)
Cincinnati Bell, Inc.*	21,300	63,048
tw telecom, Inc.*	3,700	70,004
		133,052
Electric Utilities (0.5%)
Cleco Corp.§	1,600	45,680
DPL, Inc.	3,629	91,850
Great Plains Energy, Inc.	3,500	62,790
Hawaiian Electric Industries, Inc.§	2,457	57,862
IDACORP, Inc.	1,400	49,308
NV Energy, Inc.	6,300	80,010
PNM Resources, Inc.	2,700	31,941

	Number of Shares	Value
COMMON STOCKS
Electric Utilities
Westar Energy, Inc.§	2,900	$69,252
		488,693
Electrical Equipment (2.1%)
Acuity Brands, Inc.§	1,000	42,130
AMETEK, Inc.	2,600	115,102
Brady Corp. Class A	300	8,343
EnerSys*	300	7,266
General Cable Corp.*§	46,500	1,234,110
Hubbell, Inc. Class B	1,400	66,066
Polypore International, Inc.*	500	12,280
Regal-Beloit Corp.	4,500	273,735
Thomas & Betts Corp.*	1,500	59,460
Woodward Governor Co.	1,400	42,336
		1,860,828
Electronic Equipment, Instruments & Components (1.5%)
Arrow Electronics, Inc.*	3,200	79,328
Avnet, Inc.*	4,000	100,600
Benchmark Electronics, Inc.*	900	15,030
Ingram Micro, Inc. Class A*	4,400	72,732
Itron, Inc.*	1,200	78,084
Jabil Circuit, Inc.	19,700	285,847
National Instruments Corp.	1,700	54,230
Tech Data Corp.*	2,800	110,768
Trimble Navigation, Ltd.*§	3,100	87,947
Vishay Intertechnology, Inc.*	53,200	451,668
		1,336,234
Energy Equipment & Services (1.1%)
Atwood Oceanics, Inc.*	1,400	38,080
CARBO Ceramics, Inc.§	200	16,040
Complete Production Services, Inc.*	600	11,550
Dresser-Rand Group, Inc.*	424	15,777
Exterran Holdings, Inc.*§	1,700	45,339
FMC Technologies, Inc.*	200	12,656
Helix Energy Solutions Group, Inc.*	2,500	23,475
Helmerich & Payne, Inc.	200	8,106
Oceaneering International, Inc.*	1,500	74,220
Patterson-UTI Energy, Inc.	3,900	64,077
Pride International, Inc.*	3,300	78,507
Superior Energy Services, Inc.*	1,900	43,301
Tidewater, Inc.§	1,600	65,568
Unit Corp.*	11,768	481,311
		978,007
Food & Staples Retailing (0.1%)
BJ’s Wholesale Club, Inc.*§	1,300	59,215
Ruddick Corp.	1,100	38,995
Safeway, Inc.§	364	7,477
		105,687
Food Products (0.9%)
Corn Products International, Inc.	2,000	66,680
Dean Foods Co.*	400	4,584
Flowers Foods, Inc.§	2,100	50,883
Green Mountain Coffee Roasters, Inc.*	3,300	101,607
Hormel Foods Corp.	200	8,584
Lancaster Colony Corp.§	8,136	422,421
McCormick & Co., Inc.	200	7,866
Ralcorp Holdings, Inc.*	1,300	75,920
Sanderson Farms, Inc.§	200	9,350
Smithfield Foods, Inc.*§	3,800	54,150
Tootsie Roll Industries, Inc.§	733	18,494

	Number of Shares	Value
COMMON STOCKS
Food Products
Tyson Foods, Inc. Class A	900	$15,759
		836,298
Gas Utilities (1.0%)
AGL Resources, Inc.	2,100	79,800
Atmos Energy Corp.	2,500	72,500
Energen Corp.	2,034	90,391
National Fuel Gas Co.	2,000	96,100
Nicor, Inc.§	7,600	332,804
Questar Corp.	4,300	70,735
UGI Corp.	2,900	78,184
WGL Holdings, Inc.§	1,500	54,120
		874,634
Health Care Equipment & Supplies (1.6%)
Beckman Coulter, Inc.§	1,800	82,494
Edwards Lifesciences Corp.*	2,700	156,060
Gen-Probe, Inc.*	1,200	53,964
Hill-Rom Holdings, Inc.	1,700	56,168
Hologic, Inc.*	17,900	253,106
Hospira, Inc.*	2,500	130,250
IDEXX Laboratories, Inc.*§	5,500	323,070
Immucor, Inc.*	1,700	32,674
Kinetic Concepts, Inc.*§	1,500	53,265
Masimo Corp.§	1,400	32,312
ResMed, Inc.*§	1,800	118,242
STERIS Corp.	1,400	44,506
Teleflex, Inc.	1,100	62,337
The Cooper Cos., Inc.§	900	34,974
Thoratec Corp.*§	1,500	55,170
		1,488,592
Health Care Providers & Services (5.7%)
Community Health Systems, Inc.*	2,600	84,318
Cross Country Healthcare, Inc.*§	55	488
Emergency Medical Services Corp. Class A*	61,000	2,729,140
Health Management Associates, Inc. Class A*	7,295	52,232
Health Net, Inc.*	10,000	235,500
Henry Schein, Inc.*§	2,100	110,229
Humana, Inc.*	30,500	1,434,110
Kindred Healthcare, Inc.*	1,022	13,593
LifePoint Hospitals, Inc.*§	1,500	46,365
Lincare Holdings, Inc.	2,873	68,262
Mednax, Inc.*	1,200	56,580
Omnicare, Inc.	3,200	78,816
Owens & Minor, Inc.§	1,850	50,302
Psychiatric Solutions, Inc.*§	1,400	46,396
Universal Health Services, Inc. Class B	2,600	93,522
VCA Antech, Inc.*§	2,300	47,932
WellCare Health Plans, Inc.*§	1,200	30,948
		5,178,733
Health Care Technology (0.0%)
Cerner Corp.*§	200	15,490

Hotels, Restaurants & Leisure (0.8%)
Bally Technologies, Inc.*§	1,600	51,680
Bob Evans Farms, Inc.	1,100	28,842
Boyd Gaming Corp.*	1,400	11,844
Brinker International, Inc.	2,900	45,588
Burger King Holdings, Inc.	2,200	38,016
Chipotle Mexican Grill, Inc.*§	800	118,320
Darden Restaurants, Inc.	200	8,378
International Speedway Corp. Class A	600	15,540

	Number of Shares	Value
COMMON STOCKS
Hotels, Restaurants & Leisure
Life Time Fitness, Inc.*§	1,100	$39,996
Panera Bread Co. Class A*§	1,000	78,210
Scientific Games Corp. Class A*§	1,700	18,003
The Cheesecake Factory, Inc.*§	1,900	44,536
Wendy’s/Arby’s Group, Inc. Class A	32,500	141,700
WMS Industries, Inc.*§	1,300	50,063
		690,716
Household Durables (3.3%)
American Greetings Corp. Class A§	6,900	141,381
Harman International Industries, Inc.*	37,900	1,152,539
KB Home§	2,000	22,760
M.D.C. Holdings, Inc.§	1,000	29,120
Mohawk Industries, Inc.*§	1,400	68,502
Newell Rubbermaid, Inc.	1,800	27,900
NVR, Inc.*§	200	125,300
The Ryland Group, Inc.§	1,100	17,952
Toll Brothers, Inc.*§	3,600	62,496
Tupperware Brands Corp.	1,600	63,024
Whirlpool Corp.	15,000	1,249,500
		2,960,474
Household Products (0.2%)
Church & Dwight Co., Inc.§	1,700	112,659
Energizer Holdings, Inc.*	1,900	116,888
		229,547
Independent Power Producers & Energy Traders (0.1%)
Dynegy, Inc.*§	10,000	35,500
NRG Energy, Inc.*	1,600	36,288
		71,788
Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	1,400	47,152

Insurance (4.5%)
American Financial Group, Inc.	39,050	1,150,803
Arthur J. Gallagher & Co.§	2,900	73,718
Assurant, Inc.	8,300	309,507
Brown & Brown, Inc.	3,200	64,064
Everest Re Group, Ltd.	6,200	481,244
Fidelity National Financial, Inc. Class A	6,400	94,528
First American Financial Corp.	5,700	84,075
Hanover Insurance Group, Inc.§	1,349	59,127
HCC Insurance Holdings, Inc.	2,900	75,748
Mercury General Corp.	900	38,817
Old Republic International Corp.	6,600	82,566
Protective Life Corp.	2,400	53,976
Reinsurance Group of America, Inc.	1,900	91,162
StanCorp Financial Group, Inc.§	1,586	59,776
Torchmark Corp.	400	21,228
Transatlantic Holdings, Inc.	1,500	71,715
Unitrin, Inc.	41,164	1,143,948
Unum Group	500	11,410
W.R. Berkley Corp.	3,500	94,535
		4,061,947
Internet & Catalog Retail (0.4%)
Expedia, Inc.	11,400	258,552
NetFlix, Inc.*	1,000	102,550
		361,102
Internet Software & Services (0.6%)
AOL, Inc.*	10,000	209,200

	Number of Shares	Value
COMMON STOCKS
Internet Software & Services
Digital River, Inc.*§	1,000	$26,290
Equinix, Inc.*	1,200	112,212
ValueClick, Inc.*§	18,100	198,195
		545,897
IT Services (2.6%)
Acxiom Corp.*	2,700	41,418
Alliance Data Systems Corp.*	5,100	293,148
Broadridge Financial Solutions, Inc.	3,512	71,294
Convergys Corp.*	3,500	39,095
CoreLogic, Inc.	2,600	52,078
DST Systems, Inc.	1,000	41,080
Fidelity National Information Services, Inc.§	10,635	304,905
Gartner, Inc.*§	1,554	39,114
Global Payments, Inc.	2,130	80,365
Hewitt Associates, Inc. Class A*	2,100	103,110
Lender Processing Services, Inc.	18,140	579,392
ManTech International Corp. Class A*	14,400	570,960
NeuStar, Inc. Class A*	3,100	72,013
SRA International, Inc. Class A*	1,100	24,442
Wright Express Corp.*§	300	10,497
		2,322,911
Leisure Equipment & Products (0.0%)
Hasbro, Inc.	200	8,430

Life Sciences Tools & Services (0.7%)
Affymetrix, Inc.*§	7,700	37,653
Bio-Rad Laboratories, Inc. Class A*	500	44,400
Charles River Laboratories International, Inc.*	6,400	198,912
Covance, Inc.*§	400	15,504
Mettler-Toledo International, Inc.*	900	105,120
Pharmaceutical Product Development, Inc.	2,400	58,224
Techne Corp.	3,600	210,240
Waters Corp.*	200	12,832
		682,885
Machinery (4.2%)
AGCO Corp.*	2,400	83,424
Astec Industries, Inc.*§	100	3,135
Bucyrus International, Inc.§	2,000	124,440
Crane Co.	1,400	49,756
Donaldson Co., Inc.§	2,200	104,434
Gardner Denver, Inc.	1,300	66,001
Graco, Inc.§	12,100	381,997
Harsco Corp.	1,255	29,066
IDEX Corp.	2,300	73,991
Joy Global, Inc.	9,300	552,141
Kennametal, Inc.§	2,200	60,258
Lincoln Electric Holdings, Inc.	1,100	60,742
Nordson Corp.§	1,100	69,355
Oshkosh Corp.*	2,380	81,824
Pentair, Inc.	2,600	88,920
Robbins & Myers, Inc.	200	4,744
SPX Corp.	1,400	83,384
Tennant Co.§	1,200	45,024
Terex Corp.*§	2,300	45,402
Timken Co.	48,900	1,644,018
Trinity Industries, Inc.§	2,100	42,777
Valmont Industries, Inc.§	500	35,525
WABCO Holdings, Inc.*	200	7,736
Wabtec Corp.	1,200	53,532
		3,791,626

	Number of Shares	Value
COMMON STOCKS
Marine (0.1%)
Alexander & Baldwin, Inc.	1,100	$36,905
Kirby Corp.*§	1,000	38,440
		75,345
Media (2.4%)
DreamWorks Animation SKG, Inc. Class A*	1,800	56,088
Gannett Co., Inc.§	2,300	30,314
Harte-Hanks, Inc.	3,629	40,935
John Wiley & Sons, Inc. Class A§	1,079	42,491
Lamar Advertising Co. Class A*	1,300	35,555
Scholastic Corp.§	9,900	250,767
The Washington Post Co. Class B	4,100	1,724,009
		2,180,159
Metals & Mining (0.3%)
Carpenter Technology Corp.	1,100	38,445
Commercial Metals Co.	2,900	41,731
Hecla Mining Co.*	700	3,458
Reliance Steel & Aluminum Co.	1,600	62,848
Steel Dynamics, Inc.	5,800	83,056
Worthington Industries, Inc.§	2,024	29,004
		258,542
Multi-Utilities (0.9%)
Alliant Energy Corp.	2,900	100,224
Black Hills Corp.§	1,200	38,304
DTE Energy Co.	6,400	295,424
MDU Resources Group, Inc.	5,000	98,750
NSTAR§	2,915	108,321
OGE Energy Corp.	2,600	103,064
Vectren Corp.§	2,191	54,271
		798,358
Multiline Retail (1.4%)
99 Cents Only Stores*§	1,600	26,592
Dollar Tree, Inc.*	3,150	139,608
Family Dollar Stores, Inc.	200	8,270
J.C. Penney Co., Inc.§	300	7,389
Macy’s, Inc.	53,000	988,450
Saks, Inc.*§	14,300	117,403
		1,287,712
Office Electronics (0.1%)
Xerox Corp.	567	5,523
Zebra Technologies Corp. Class A*§	1,600	43,904
		49,427
Oil, Gas & Consumable Fuels (4.5%)
Arch Coal, Inc.	4,400	104,236
ATP Oil & Gas Corp.*§	700	7,392
Bill Barrett Corp.*§	1,021	36,123
Cimarex Energy Co.	48,100	3,312,647
Comstock Resources, Inc.*§	1,100	27,841
Denbury Resources, Inc.*	2	32
Forest Oil Corp.*	2,900	82,911
Frontier Oil Corp.	2,800	34,412
Mariner Energy, Inc.*§	2,500	59,725
Newfield Exploration Co.*	3,400	181,764
Overseas Shipholding Group, Inc.§	600	23,538
Patriot Coal Corp.*	2,000	24,120
Plains Exploration & Production Co.*	3,600	81,180
Quicksilver Resources, Inc.*§	3,000	37,770
Southern Union Co.	3,400	76,738
Swift Energy Co.*§	300	7,779

	Number of Shares	Value
COMMON STOCKS
Oil, Gas & Consumable Fuels
VAALCO Energy, Inc.*	19	$113
		4,098,321
Paper & Forest Products (0.9%)
Domtar Corp.	13,300	778,050
Louisiana-Pacific Corp.*§	3,400	24,752
		802,802
Personal Products (0.2%)
Alberto-Culver Co.	2,300	67,321
NBTY, Inc.*	1,579	85,092
		152,413
Pharmaceuticals (4.0%)
Endo Pharmaceuticals Holdings, Inc.*	33,303	799,605
Medicis Pharmaceutical Corp. Class A	92,783	2,352,049
Mylan, Inc.*§	300	5,220
Perrigo Co.§	2,000	112,020
Valeant Pharmaceuticals International*§	5,984	337,019
		3,605,913
Professional Services (0.3%)
FTI Consulting, Inc.*§	1,158	40,935
Korn/Ferry International*	1,430	20,092
Manpower, Inc.	2,000	95,960
Navigant Consulting, Inc.*	1,500	14,760
The Corporate Executive Board Co.	900	25,353
Towers Watson & Co. Class A	1,100	48,961
		246,061
Real Estate Investment Trusts (6.2%)
Alexandria Real Estate Equities, Inc.	1,100	77,605
AMB Property Corp.	3,800	94,848
American Campus Communities, Inc.§	1,000	28,950
Apartment Investment & Management Co. Class A	16	344
BRE Properties, Inc.	1,500	62,250
Camden Property Trust§	24,400	1,110,688
CBL & Associates Properties, Inc.§	29,100	409,437
Corporate Office Properties Trust§	1,500	56,250
Cousins Properties, Inc.§	2,694	18,454
Duke Realty Corp.§	5,900	70,564
DuPont Fabros Technology, Inc.§	300	7,572
Equity Lifestyle Properties, Inc.	4,400	232,892
Equity One, Inc.	1,900	32,376
Essex Property Trust, Inc.§	700	73,577
Federal Realty Investment Trust	1,500	117,285
General Growth Properties, Inc.	4,500	62,640
Healthcare Realty Trust, Inc.	2,500	58,675
Highwoods Properties, Inc.	11,400	356,934
Home Properties, Inc.§	400	19,868
Hospitality Properties Trust	3,500	71,575
Liberty Property Trust	3,100	98,270
Mack-Cali Realty Corp.	1,700	54,774
Mid-America Apartment Communities, Inc.	300	16,944
Nationwide Health Properties, Inc.	2,900	108,518
OMEGA Healthcare Investors, Inc.	2,200	48,356
Potlatch Corp.§	1,746	64,707
Rayonier, Inc.	28,827	1,407,622
Realty Income Corp.§	10,100	324,109
Regency Centers Corp.§	1,900	71,706
Senior Housing Properties Trust	3,200	72,160
SL Green Realty Corp.§	2,000	120,480
The Macerich Co.	3,169	131,355
UDR, Inc.§	4,012	84,693

	Number of Shares	Value
COMMON STOCKS
Real Estate Investment Trusts
Weingarten Realty Investors	2,800	$59,276
		5,625,754
Real Estate Management & Development (2.3%)
Jones Lang LaSalle, Inc.	26,600	2,060,436

Road & Rail (0.3%)
Con-way, Inc.	1,300	43,797
J.B. Hunt Transport Services, Inc.	2,100	74,529
Kansas City Southern*	2,600	95,420
Landstar System, Inc.	1,270	51,486
Werner Enterprises, Inc.§	1,400	32,242
		297,474
Semiconductors & Semiconductor Equipment (1.4%)
Atheros Communications, Inc.*	3,800	100,472
Atmel Corp.*	41,600	217,568
Cree, Inc.*§	2,500	177,100
Fairchild Semiconductor International, Inc.*	3,600	32,688
Integrated Device Technology, Inc.*§	12,500	72,625
International Rectifier Corp.*	1,689	32,986
Intersil Corp. Class A§	3,400	38,624
Lam Research Corp.*	3,200	135,008
Linear Technology Corp.	300	9,564
Maxim Integrated Products, Inc.§	400	7,012
Novellus Systems, Inc.*	5,200	138,892
RF Micro Devices, Inc.*§	27,000	112,590
Semtech Corp.*	1,801	31,301
Silicon Laboratories, Inc.*§	1,200	48,060
Skyworks Solutions, Inc.*	3,700	64,861
SunPower Corp. Class B*§	1,042	12,025
		1,231,376
Software (2.4%)
ACI Worldwide, Inc.*§	800	15,520
Advent Software, Inc.*	400	20,504
ANSYS, Inc.*	2,200	98,890
AsiaInfo Holdings, Inc.*§	900	18,360
BMC Software, Inc.*	2,600	92,508
Cadence Design Systems, Inc.*	7,100	49,416
FactSet Research Systems, Inc.§	4,100	307,500
Fair Isaac Corp.§	1,200	28,620
Informatica Corp.*§	2,700	81,351
Jack Henry & Associates, Inc.	2,200	55,880
McAfee, Inc.*	400	13,240
Mentor Graphics Corp.*	2,800	26,936
MICROS Systems, Inc.*	1,900	67,982
Parametric Technology Corp.*	2,600	46,644
Quest Software, Inc.*	1,600	32,256
Rovi Corp.*	2,500	111,250
Solera Holdings, Inc.	1,400	53,172
Synopsys, Inc.*	3,900	85,176
TIBCO Software, Inc.*	3,800	51,528
VMware, Inc. Class A*	11,600	899,348
		2,156,081
Specialty Retail (4.7%)
Aaron’s, Inc.§	3,250	59,020
Advance Auto Parts, Inc.	2,100	112,413
Aeropostale, Inc.*§	16,500	469,095
American Eagle Outfitters, Inc.	5,700	70,167
AnnTaylor Stores Corp.*	1,600	28,064
Barnes & Noble, Inc.§	3,800	49,286
Chico’s FAS, Inc.§	5,200	48,724

	Number of Shares	Value
COMMON STOCKS
Specialty Retail
Coldwater Creek, Inc.*	5,600	$21,952
Collective Brands, Inc.*§	3,600	57,672
Dick’s Sporting Goods, Inc.*	21,900	576,189
Foot Locker, Inc.	4,500	61,155
GameStop Corp. Class A*§	800	16,040
Guess?, Inc.	1,400	49,980
J. Crew Group, Inc.*§	1,600	57,008
Monro Muffler, Inc.§	200	8,208
OfficeMax, Inc.*	1,200	17,148
PetSmart, Inc.	3,200	99,360
Rent-A-Center, Inc.*	35,900	789,441
The Dress Barn, Inc.*	8,200	202,540
The Gymboree Corp.*§	200	8,660
Tiffany & Co.	1,500	63,105
Tractor Supply Co.§	800	55,608
Urban Outfitters, Inc.*§	200	6,432
Williams-Sonoma, Inc.§	51,400	1,372,894
		4,300,161
Textiles, Apparel & Luxury Goods (2.0%)
Fossil, Inc.*	1,300	51,480
Hanesbrands, Inc.*	2,500	62,625
Jones Apparel Group, Inc.§	600	10,464
Lululemon Athletica, Inc.*§	200	8,296
Phillips-Van Heusen Corp.	7,300	378,797
Steven Madden, Ltd.*	250	9,658
The Timberland Co. Class A*	6,000	105,720
The Warnaco Group, Inc.*	25,700	1,073,489
Under Armour, Inc. Class A*§	3,583	134,577
		1,835,106
Thrifts & Mortgage Finance (0.8%)
Astoria Financial Corp.§	2,201	29,141
First Niagara Financial Group, Inc.	5,027	67,412
New York Community Bancorp, Inc.§	29,700	512,622
NewAlliance Bancshares, Inc.	4,799	58,404
Washington Federal, Inc.	2,927	50,930
		718,509
Tobacco (0.0%)
Universal Corp.§	800	35,480

Trading Companies & Distributors (0.1%)
GATX Corp.§	1,100	31,086
MSC Industrial Direct Co., Inc. Class A	1,296	65,305
United Rentals, Inc.*§	1,500	19,770
		116,161
Water Utilities (0.1%)
Aqua America, Inc.§	3,400	66,266

Wireless Telecommunication Services (2.3%)
NII Holdings, Inc.*	200	7,492
Syniverse Holdings, Inc.*	2,400	53,592
Telephone & Data Systems, Inc.	54,500	1,860,085
United States Cellular Corp.*	2,700	126,981
		2,048,150
TOTAL COMMON STOCKS (Cost $88,397,164)		88,537,016

SHORT-TERM INVESTMENTS (19.8%)
State Street Navigator Prime Portfolio §§	17,050,030	17,050,030

	Par (000)	Value
SHORT-TERM INVESTMENTS
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 08/02/10	$828	$828,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,878,030)		17,878,030

TOTAL INVESTMENTS AT VALUE (117.7%) (Cost $106,275,194)		106,415,046

LIABILITIES IN EXCESS OF OTHER ASSETS (-17.7%)		(16,032,067)

NET ASSETS (100.0%)		$90,382,979

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$88,537,016	$—	$—	$88,537,016
Short-Term Investments	17,050,030	828,000	—	17,878,030
Other Financial Instruments*	—	—	—	—
	$105,587,046	$828,000	$—	$106,415,046

*Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers.  For the quarter ended July 31, 2010, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost — At July 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $106,275,194, $9,853,267, $(9,713,415) and $139,852, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE MID-CAP CORE FUND, INC.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 14, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 14, 2010